Restricted Stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested
Restricted stock, granted and not vested, beginning of period	220,008	0
Restricted stock, granted	981,300	375,000
Restricted stock, vested	548,491	79,992
Restricted stock, forfeited or rescinded	0	75,000
Restricted stock, granted and not vested, end of period	652,817	220,008
Weighted average grant date fair value, beginning of period	$ 0.60	$ 0
Weighted average grant date fair value, granted	1.25	0.60
Weighted average grant date fair value, vested	1.20	0.60
Weighted average grant date fair value, forfeited and rescinded	0	0.60
Weighted average grant date fair value, end of period	$ 1.08	$ 0.60
Restricted stock, authorized under the 2013 Equity Incentive Plan	1,200,000	1,500,000
Restricted stock, authorized increase in Plan shares	472,867
Restricted stock, grants in Plan shares	(981,300)	(375,000)
Restricted stock, forfeited or recinded in Plan shares		75,000
Restricted stock, unissued under the 2013 Equity Incentive Plan	691,567	1,200,000